Senior preferred shares (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jun. 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Senior Preferred Shares
Proceeds from issue of preference shares	$ 300,000	$ 400,915	$ 16,795,799
Description of senior preferred shares		The senior preferred shares had similar features to the preferred shares (note 27), except for (i) were senior to preferred shares upon the distribution of proceeds due to the liquidity events described in note 27, (ii) had the rights to cumulative dividends payments equivalent to 18.5% per year after December 2026, (iii) were redeemable in cash at the option of the holder upon the occurrence of mandatory redemption events, (iv) were redeemable in cash at the option of the Company at any time, (v) were convertible initially into a fixed number of ordinary shares at the option of the holder at any time, or in a variable number of ordinary shares if a down-round feature was triggered (vi) were automatically convertible upon the occurrence of a qualified
Conversion of preferred shares		16,795,799
Amount of share premium reserve		$ 400,915